Income taxes (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 0	$ 9	$ 344
Defined benefit accrual	1,100	1,272	1,289
Tax loss carry-forwards	11,264	10,606	14,888
Deferred income tax liability	0	(1,356)	(1,476)
Deferred tax asset from acquisition	0	477	477
Other temporary adjustments	0	2,426	1,396
Less discontinued operations	0	(3,196)	(2,418)
Valuation allowance	(12,358)	(10,230)	(14,458)
Deferred tax assets/(liabilities)	$ 6	$ 8	$ 42